Loans and Related Allowance for Credit Losses, Financial Effects of Consumer Loan Modifications (Details) - Total Consumer [Member]	12 Months Ended
Dec. 31, 2023
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted average interest rate reduction	1.65%
Weighted average payments deferred (months)	5 months
Weighted average term extension (years)	9 years 9 months 18 days
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Weighted average principal deferred, term	25 years 4 months 24 days
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted average interest rate reduction	21.63%
Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted average interest rate reduction	4.09%
Weighted average payments deferred (months)	6 months
Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted average interest rate reduction	11.09%
Weighted average payments deferred (months)	4 months
Weighted average term extension (years)	2 years 1 month 6 days